                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ______

      This Amendment (Check only one): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BDT Capital Partners, LLC
Address:  401 North Michigan Avenue, Suite 3100
          Chicago, Illinois 60611

Form 13F File Number: 28-14388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bush
Title:  Vice President, General Counsel & Secretary
Phone:  312-660-7300

Signature, Place, and Date of Signing:

/s/ William Bush                           Chicago, IL       November 14, 2011
-----------------------------------------  ----------------  -----------------
[Signature]                                [City, State]     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:                3

Form 13F Information Table Value Total:         $129,176
                                              ----------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.  Form 13F File Number    Name

     1    28-14356                BDTCP GP I, LLC
     ---  ---------               ---------------------------------------

                          FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                           -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                                                                                                            ---------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                     TITLE OF CLASS  CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                     -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----

BERKSHIRE HATHAWAY INC DEL         CL A           084670108  56,818        532  SH       DEFINED      1           532   0     0

GAP INC DEL                        COM            364760108  44,489  2,739,500  SH       DEFINED      1     2,739,500   0     0

MOLEX INC                          CL A           608554200  27,869  1,651,000  SH       DEFINED      1     1,651,000   0     0